N-2 - USD ($)			3 Months Ended										29 Months Ended
		Oct. 31, 2024	Mar. 31, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Mar. 31, 2025	Apr. 04, 2025
Cover [Abstract]
Entity Central Index Key		0001487610
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Neuberger Berman High Yield Strategies Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Sales Load (as a percentage of offering price)(1)
1.00%
Offering Expenses Borne by the Fund (as a percentage of offering price)(2)
0.09%
Distribution Reinvestment Plan Fees
None(3)

Sales Load [Percent]	[1]	1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.09%
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable t
o Common Stock
Estimated Annual Expenses

Management Fees(4)
0.88%
Interest Payments on Borrowed Funds(5)
1.47%
Other Expenses(6)
0.23%
Total Annual Fund Operating Expenses
2.58%
Distributions on Preferred Stock(7)
0.91%
Total Annual Expenses and Distributions on Preferred Stock
3.49%

Management Fees [Percent]	[3]	0.88%
Interest Expenses on Borrowings [Percent]	[4]	1.47%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.91%
Distribution/Servicing Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.23%
Total Annual Expenses [Percent]		2.58%
Net Expense over Assets [Percent]		3.49%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $750,000 and offering costs of $212,000) that you would pay on a $1,000 investment in shares of the Fund’s Common Stock, assuming (1) total annual expenses of 3.49% of net assets attributable to the shares of the Fund’s Common Stock and (2) a 5% annual return.
	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$35	$107	$181	$377
		The example assumes that the amounts set forth in the Estimated Annual Expenses table are accurate and that all distributions are reinvested at net asset value. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example. The example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed
Expense Example, Year 01		$ 35
Expense Example, Years 1 to 3		107
Expense Example, Years 1 to 5		181
Expense Example, Years 1 to 10		$ 377
Purpose of Fee Table , Note [Text Block]
The purpose of the following table and the example below is to help you understand the fees and expenses that you, as an investor in the Fund, would bear directly or indirectly, assuming the Fund sells all $75,000,000 of shares of its Common Stock being offered in this offering. If the Fund issues less than all $75,000,000 of shares of its Common Stock being offered in this offering, all other things being equal, the total annual fund operating expenses shown below would be higher. The tables also reflect the use of leverage by the Fund through preferred stock and borrowings representing in the aggregate 26.3% of Managed Assets (consistent with the percentage of leverage in place as of October 31, 2024).

Other Transaction Fees Basis, Note [Text Block]		Based on a sales price per share of $7.24, which represents the last reported sales price per share of the Fund’s Common Stock on the NYSE American on April 4, 2025. Assumes all $75,000,000 of shares of the Fund’s Common Stock being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $212,000. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement, associated filing fees, exchange listing fees, and legal and auditing fees associated with the offering.
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances.
Management Fee not based on Net Assets, Note [Text Block]		The Adviser receives a management fee payable on a monthly basis at an annual rate of 0.60% of the Fund’s average daily Managed Assets for investment advisory services. In addition, the Adviser receives a fee payable on a monthly basis at an annual rate of 0.05% of the Fund’s average daily Managed Assets for administrative services. Because the Fund has leverage outstanding, the management fee and fee for administrative services as percentages of net assets attributable to Common Stock are higher than if the Fund did not utilize leverage.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
	NYSE American Market Price(1)		Corresponding NAV per share on Date of NYSE American Market Price(1)		Corresponding Market Premium/(Discount) to NAV per share on Date of NYSE American Market Price(1)
Quarter Ended(2)	High	Low	High	Low	High	Low
January 31, 2025	$8.67	$7.90	$8.04	$7.82	7.84%	1.01%
October 31, 2024	$8.11	$7.47	$7.96	$7.72	1.88%	-3.24%
July 31, 2024	$8.11	$7.82	$7.93	$7.85	2.27%	-0.38%
April 30, 2024	$8.38	$7.84	$8.09	$7.78	3.58%	0.77%
January 31, 2024	$8.09	$7.15	$8.08	$7.54	0.12%	-5.17%
October 31, 2023	$7.94	$6.96	$8.04	$7.49	-1.24%	-7.08%
July 31, 2023	$9.07	$7.49	$8.49	$8.07	6.83%	-7.19%
April 30, 2023	$9.32	$7.82	$9.19	$8.30	1.41%	-5.78%
January 31, 2023	$9.13	$8.13	$8.92	$8.45	2.35%	-3.79%
(1)	Source: Bloomberg.
													(2) Data presented are with respect to a short period of time and are not indicative of future performance
Lowest Price or Bid	[8],[9]			$ 7.9	$ 7.47	$ 7.82	$ 7.84	$ 7.15	$ 6.96	$ 7.49	$ 7.82	$ 8.13
Highest Price or Bid	[8],[9]			8.67	8.11	8.11	8.38	8.09	7.94	9.07	9.32	9.13
Lowest Price or Bid, NAV	[8],[9]			7.82	7.72	7.85	7.78	7.54	7.49	8.07	8.3	8.45
Highest Price or Bid, NAV	[8],[9]			$ 8.04	$ 7.96	$ 7.93	$ 8.09	$ 8.08	$ 8.04	$ 8.49	$ 9.19	$ 8.92
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[8],[9]			7.84%	1.88%	2.27%	3.58%	0.12%	(1.24%)	6.83%	1.41%	2.35%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[8],[9]			1.01%	(3.24%)	(0.38%)	0.77%	(5.17%)	(7.08%)	(7.19%)	(5.78%)	(3.79%)
Share Price														$ 7.24
NAV Per Share														$ 7.33
Latest Premium (Discount) to NAV [Percent]			(1.23%)

[1]	Represents the estimated commission with respect to shares of the Fund’s Common Stock being sold in this offering. There is no guarantee that there will be any sales of shares of the Fund’s Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of shares of the Fund’s Common Stock under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the shares of the Fund’s Common Stock at the time of any such sale
[2]	Based on a sales price per share of $7.24, which represents the last reported sales price per share of the Fund’s Common Stock on the NYSE American on April 4, 2025. Assumes all $75,000,000 of shares of the Fund’s Common Stock being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $212,000. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement, associated filing fees, exchange listing fees, and legal and auditing fees associated with the offering.
[3]	The Adviser receives a management fee payable on a monthly basis at an annual rate of 0.60% of the Fund’s average daily Managed Assets for investment advisory services. In addition, the Adviser receives a fee payable on a monthly basis at an annual rate of 0.05% of the Fund’s average daily Managed Assets for administrative services. Because the Fund has leverage outstanding, the management fee and fee for administrative services as percentages of net assets attributable to Common Stock are higher than if the Fund did not utilize leverage.
[4]	“Interest Payments on Borrowed Funds” assumes the Fund adjusts its borrowings under the Facility such that the aggregate principal balance of its borrowings under the Facility is sufficient to maintain overall leverage at 26.3% of its Managed Assets, with an average annualized interest rate of 6.48%, which was the average annualized interest rate on the debt leverage outstanding during the twelve-month period ended October 31, 2024.
[5]	“Distributions on Preferred Stock” represents the Fund’s annualized distributions paid on the Fund’s preferred stock outstanding during the twelve-month period ended October 31, 2024, during which the average annualized distribution rate was 7.03%.
[6]	The plan agent’s fees for the handling of the reinvestment of distributions will be paid by the Fund. However, you will pay brokerage charges if you direct the plan agent to sell your shares of the Fund’s Common Stock held in a distribution reinvestment account. See “Distribution Reinvestment Plan” in the accompanying Prospectus.
[7]	“Other Expenses” are based on estimated amounts for the current year assuming completion of the proposed issuances
[8]	Data presented are with respect to a short period of time and are not indicative of future performance.
[9]	Source: Bloomberg.